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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21163


                        Pioneer Protected Principal Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer Protected Principal Plus Fund
SCHEDULE OF INVESTMENTS  09/30/2007

 Shares                                                                Value

            COMMON STOCKS - 39.3 %
            Energy - 2.7 %
            Integrated Oil & Gas - 1.9 %
   4,875    Chevron Corp.                                            $ 456,203
   2,996    Exxon Mobil Corp.                                          277,310
                                                                     $ 733,513
            Oil & Gas Equipment And Services - 0.3 %
   1,716    Weatherford International, Inc. *                        $ 115,281
            Oil & Gas Exploration & Production - 0.5 %
   2,032    Apache Corp.                                             $ 183,002
            Total Energy                                             $1,031,796
            Materials - 2.2 %
            Aluminum - 0.5 %
   5,369    Alcoa, Inc.                                              $ 210,035
            Diversified Chemical - 0.4 %
   1,883    Dow Chemical Co.                                         $  81,082
   1,555    E.I. du Pont de Nemours and Co.                             77,066
                                                                     $ 158,148
            Diversified Metals & Mining - 0.8 %
     836    Rio Tinto Plc (A.D.R.)                                   $ 287,082
            Industrial Gases - 0.3 %
     931    Air Products & Chemicals, Inc.                           $  91,015
     412    Praxair, Inc.                                               34,509
                                                                     $ 125,524
            Specialty Chemicals - 0.2 %
   1,532    Ecolab, Inc.                                             $  72,310
            Total Materials                                          $ 853,099
            Capital Goods - 4.5 %
            Aerospace & Defense - 1.2 %
   2,369    General Dynamics Corp.                                   $ 200,109
   3,091    United Technologies Corp.                                  248,764
                                                                     $ 448,873
            Construction & Farm Machinery & Heavy Trucks - 2.2 %
   2,479    Caterpillar, Inc.                                        $ 194,428
   2,232    Deere & Co.                                                331,273
   3,648    PACCAR, Inc.                                               310,992
                                                                     $ 836,693
            Electrical Component & Equipment - 0.4 %
   1,978    Emerson Electric Co.                                     $ 105,269
     817    Rockwell International Corp.                                56,790
                                                                     $ 162,059
            Industrial Conglomerates - 0.6 %
   1,316    3M Co.                                                   $ 123,151
   2,788    General Electric Co.                                       115,423
                                                                     $ 238,574
            Industrial Machinery - 0.1 %
     380    Parker Hannifin Corp.                                    $  42,495
            Total Capital Goods                                      $1,728,694
            Transportation - 1.5 %
            Airlines - 0.4 %
   3,103    Delta Air Lines, Inc. *                                  $  55,699
   7,226    Southwest Airlines Co.                                     106,945
                                                                     $ 162,644
            Railroads - 1.1 %
   1,402    Burlington Northern, Inc.                                $ 113,800
   5,545    Norfolk Southern Corp.                                     287,841
                                                                     $ 401,641
            Total Transportation                                     $ 564,285
            Automobiles & Components - 1.0 %
            Auto Parts & Equipment - 0.7 %
   2,223    Johnson Controls, Inc.                                   $ 262,558
            Automobile Manufacturers - 0.3 %
  12,109    Ford Motor Corp. *                                       $ 102,805
            Total Automobiles & Components                           $ 365,363
            Consumer Durables & Apparel - 0.1 %
            Apparel, Accessories & Luxury Goods - 0.1 %
     831    Liz Claiborne, Inc.                                      $  28,528
            Total Consumer Durables & Apparel                        $  28,528
            Media - 2.0 %
            Broadcasting & Cable TV - 0.0 %
     163    Citadel Broadcasting Corp. *                             $     678
            Movies & Entertainment - 0.2 %
   2,099    The Walt Disney Co.                                      $  72,185
            Publishing - 1.8 %
   1,737    Gannett Co.                                              $  75,907
     276    John Wiley & Sons, Inc.                                     12,401
   5,947    McGraw-Hill Co., Inc.                                      302,762
   7,417    Reed Elsevier NV (A.D.R.)                                  281,623
                                                                     $ 672,693
            Total Media                                              $ 745,556
            Retailing - 1.9 %
            Department Stores - 0.7 %
   1,886    J.C. Penney Co., Inc.                                    $ 119,516
   2,914    Nordstrom, Inc.                                            136,637
                                                                     $ 256,153
            General Merchandise Stores - 0.7 %
   4,248    Target Corp.                                             $ 270,045
            Home Improvement Retail - 0.3 %
   3,839    Lowe's Companies, Inc.                                   $ 107,569
            Specialty Stores - 0.2 %
   1,234    Barnes & Noble, Inc.                                     $  43,511
   2,009    Staples, Inc.                                               43,173
                                                                     $  86,684
            Total Retailing                                          $ 720,451
            Food & Drug Retailing - 1.2 %
            Drug Retail - 0.9 %
   2,291    CVS Corp.                                                $  90,792
   5,225    Walgreen Co.                                               246,829
                                                                     $ 337,621
            Food Distributors - 0.3 %
   3,117    Sysco Corp.                                              $ 110,934
            Total Food & Drug Retailing                              $ 448,555
            Food Beverage & Tobacco - 2.9 %
            Packaged Foods & Meats - 2.1 %
   3,383    Campbell Soup Co.                                        $ 125,171
   1,809    General Mills, Inc.                                        104,940
   2,751    H.J. Heinz Co., Inc.                                       127,096
   2,564    Hershey Foods Corp.                                        118,995
   1,304    Kellogg Co.                                                 73,024
   4,532    Kraft Foods, Inc.                                          156,399
   4,731    Sara Lee Corp.                                              78,960
                                                                     $ 784,585
            Soft Drinks - 0.8 %
   1,786    Coca-Cola Co.                                            $ 102,641
   2,969    PepsiCo, Inc.                                              217,509
                                                                     $ 320,150
            Total Food Beverage & Tobacco                            $1,104,735
            Household & Personal Products - 0.7 %
            Household Products - 0.6 %
     597    Clorox Co.                                               $  36,411
   2,630    Colgate-Palmolive Co.                                      187,572
                                                                     $ 223,983
            Personal Products - 0.1 %
     828    Estee Lauder Co.                                         $  35,157
            Total Household & Personal Products                      $ 259,140
            Health Care Equipment & Services - 1.9 %
            Health Care Equipment - 1.9 %
   2,916    Becton, Dickinson & Co.                                  $ 239,258
   1,747    C. R. Bard, Inc.                                           154,068
   1,941    Medtronic, Inc.                                            109,492
   2,770    St. Jude Medical, Inc. *                                   122,074
   1,090    Zimmer Holdings, Inc. *                                     88,279
                                                                     $ 713,171
            Total Health Care Equipment & Services                   $ 713,171
            Pharmaceuticals & Biotechnology - 2.9 %
            Pharmaceuticals - 2.9 %
   2,759    Abbott Laboratories                                      $ 147,938
   2,171    Barr Laboratorie, Inc. *                                   123,552
   1,800    Eli Lilly & Co.                                            102,474
   1,717    Merck & Co., Inc.                                           88,752
   1,382    Novartis AG (A.D.R.)                                        75,955
   5,605    Pfizer, Inc.                                               136,930
   1,536    Roche Holdings AG (A.D.R.)                                 139,265
   6,885    Schering-Plough Corp.                                      217,773
   1,250    Teva Pharmaceutical Industries, Ltd.                        55,588
                                                                     $1,088,227
            Total Pharmaceuticals & Biotechnology                    $1,088,227
            Banks - 2.4 %
            Diversified Banks - 1.0 %
     924    Banco Bilbao Vizcaya - SP (A.D.R.) *                     $  21,511
   4,347    U.S. Bancorp                                               141,408
   1,551    Wachovia Corp.                                              77,783
   4,304    Wells Fargo  & Co.                                         153,308
                                                                     $ 394,010
            Regional Banks - 1.0 %
   1,591    First Horizon National Corp.                             $  42,416
   4,903    National City Corp.                                        123,016
   2,051    SunTrust Banks, Inc.                                       155,199
     842    Zions Bancorporation                                        57,820
                                                                     $ 378,451
            Thrifts & Mortgage Finance - 0.4 %
   3,676    Washington Mutual, Inc.                                  $ 129,800
            Total Banks                                              $ 902,261
            Diversified Financials - 1.8 %
            Asset Management & Custody Banks - 0.8 %
   1,860    Federated Investors, Inc.                                $  73,842
   2,926    State Street Corp.                                         199,436
     986    T. Rowe Price Associates, Inc.                              54,910
                                                                     $ 328,188
            Consumer Finance - 0.3 %
   1,739    American Express Co.                                     $ 103,244
            Investment Banking & Brokerage - 0.4 %
   1,970    Merrill Lynch & Co., Inc.                                $ 140,422
            Diversified Financial Services - 0.3 %
   2,551    Bank of America Corp.                                    $ 128,239
            Total Diversified Financials                             $ 700,093
            Insurance - 1.5 %
            Life & Health Insurance - 0.4 %
   2,145    MetLife, Inc.                                            $ 149,571
            Multi-Line Insurance - 0.3 %
   1,177    Hartford Financial Services Group, Inc.                  $ 108,931
            Property & Casualty Insurance - 0.8 %
   4,406    Chubb Corp.                                              $ 236,338
   1,446    Safeco Corp.                                                88,524
                                                                     $ 324,862
            Total Insurance                                          $ 583,364
            Software & Services - 1.3 %
            Application Software - 0.3 %
   2,159    Adobe Systems, Inc. *                                    $  94,262
            Data Processing & Outsourced Services - 0.6 %
   1,965    Automatic Data Processing, Inc.                          $  90,252
   1,016    DST Systems, Inc. *                                         87,183
   1,045    Fiserv, Inc. *                                              53,149
                                                                     $ 230,584
            Systems Software - 0.4 %
   5,269    Microsoft Corp.                                          $ 155,225
            Total Software & Services                                $ 480,071
            Technology Hardware & Equipment - 3.4 %
            Communications Equipment - 1.5 %
   3,770    Cisco Systems, Inc. *                                    $ 124,825
   1,588    Corning, Inc. *                                             39,144
   8,352    Motorola, Inc.                                             154,763
   7,062    Nokia Corp. (A.D.R.)                                       267,862
                                                                     $ 586,594
            Computer Hardware - 1.2 %
   4,230    Dell, Inc. *                                             $ 116,748
   4,669    Hewlett-Packard Co.                                        232,470
  20,129    Sun Microsystems, Inc. *                                   112,924
                                                                     $ 462,142
            Computer Storage & Peripherals - 0.2 %
   2,969    EMC Corp. *                                              $  61,755
            Office Electronics - 0.5 %
   3,411    Canon, Inc.  (A.D.R.)                                    $ 185,183
            Total Technology Hardware & Equipment                    $1,295,674
            Semiconductors - 1.3 %
            Semiconductor Equipment - 0.2 %
   4,189    Applied Materials, Inc.                                  $  86,712
            Semiconductors - 1.1 %
   7,217    Intel Corp.                                              $ 186,632
   5,873    Texas Instruments, Inc.                                    214,893
                                                                     $ 401,525
            Total Semiconductors                                     $ 488,237
            Telecommunication Services - 1.8 %
            Integrated Telecom Services - 1.6 %
  12,046    AT&T Corp.                                               $ 509,666
   2,054    Verizon Communications, Inc.                                90,951
   2,166    Windstream Corp.                                            30,584
                                                                     $ 631,201
            Wireless Telecommunication Services - 0.2 %
     931    Alltel Corp.                                             $  64,872
            Total Telecommunication Services                         $ 696,073
            Utilities - 0.4 %
            Electric Utilities - 0.2 %
   2,171    Southern Co.                                             $  78,764
            Multi-Utilities - 0.2 %
   1,477    Consolidated Edison, Inc.                                $  68,385
            Total Utilities                                          $ 147,149
            TOTAL COMMON STOCKS
            (Cost  $13,935,754)                                      $14,944,522
            U.S. GOVERNMENT OBLIGATIONS - 60.7 %
            Government - 60.7 %
24,880,000  U.S. Treasury Strip 0%, 11/15/09                         $22,900,472
 200,000    U.S. Treasury Strip, Zero Coupon Bond, 5/15/10             180,736
                                                                     $23,081,208
            TOTAL U.S. GOVERNMENT OBLIGATIONS
            (Cost  $22,694,941)                                      $23,081,208
            TOTAL INVESTMENT IN SECURITIES - 100.0%
            (Cost  $36,630,695)                                      $38,025,730
            OTHER ASSETS AND LIABILITIES - (0.0)%                    $ (6,725)
            TOTAL NET ASSETS - 100.0%                                $38,019,005

            Non-income producing security.

            American Depositary Receipt

            At September, 30, 2007 the net unrealized gain on investments based on for federal income tax purposes of $36,630,695 was as follows:

            Aggregate gross unrealized gain for all investments in which there is
            an excess of value over tax cost.                        $1,610,984

            Aggregate gross unrealized loss for all investments in which there is
            an excess of value over tax cost.                         (215,949)
            Net Unrealized gain                                      $1,395,035




Pioneer Protected Principal Plus Fund II
SCHEDULE OF INVESTMENTS  09/30/2007

 Shares                                                            Value

          COMMON STOCKS - 18.8 %
          Diversified Financial Services - 18.8 %
 110,672  Pioneer Equity Income Fund Class Y +                   $3,695,336
 100,461  Pioneer Fund Class Y +                                  5,291,291
                                                                 $8,986,627
          TOTAL COMMON STOCKS
          (Cost  $8,348,149)                                     $8,986,627
          U.S. GOVERNMENT OBLIGATIONS - 80.9 %
          Government - 80.9 %
2,200,000 U.S. Treasury Strip, Zero Coupon Bond, 5/15/10         $1,982,985
40,830,000U.S. Treasury Strip, Zero Coupon Bond, 5/15/10          36,897,173
                                                                 $38,880,158
          TOTAL U.S. GOVERNMENT OBLIGATIONS
          (Cost  $38,547,258)                                    $38,880,158
          TOTAL INVESTMENTS IN SECURITIES - 100.1%
          (Cost  $46,895,407) (a)                                $47,866,785
          OTHER ASSETS AND LIABILITIES - (0.1)%                  $(43,915)
          TOTAL NET ASSETS -100.0%                               $47,822,870

        + Investment deemed to be affiliate of the Fund.

        (aAt September, 30, 2007 the net unrealized gain on investments based on cost for federal income tax purposes of $46,895,407 was as follows:

          Aggregate gross unrealized gain for all investments in which there is
          an excess of value over tax cost.                      $1,678,365
          Aggregate gross unrealized loss for all investments in which there is
          an excess of value over tax cost.                       (706,987)
          Net Unrealized gain                                    $971,378



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Protected Principal Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2007

* Print the name and title of each signing officer under his or her signature.